Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional paid-in capital	Accumulated Losses	Accumulated Other Comprehensive Income/(Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2015	$ 83,356	$ 56,533	$ 113,848	$ (92,040)	$ 5,015	$ 18,921	$ 102,277
Balance (in shares) at Dec. 31, 2015		56,533
Increase (Decrease) in Stockholders' Equity
Net income	537			537		2,257	2,794
Issuances in relation to exercise of share options	145	$ 36	109				$ 145
Issuances in relation to exercise of share options (in shares)		36					36
New ordinary shares issued	110,160	$ 4,080	106,080				$ 110,160
New ordinary shares issued (in shares)		4,080					4,080
Issuance costs	(14,227)		(14,227)				$ (14,227)
Share-based compensation - share options	1,088		1,088				1,088
Share-based compensation - long-term incentive plan	684		684				684
Share-based compensation	1,772		1,772				1,772
Long-term incentive plan-treasury shares acquired and held by Trustee	(604)		(604)				(604)
Transfer between reserves			(7)	7
Foreign currency translation adjustments	(2,688)				(2,688)	(463)	(3,151)
Balance at Jun. 30, 2016	178,451	$ 60,649	206,985	(91,510)	2,327	20,715	199,166
Balance (in shares) at Jun. 30, 2016		60,649
Balance at Dec. 31, 2015	83,356	$ 56,533	113,848	(92,040)	5,015	18,921	102,277
Balance (in shares) at Dec. 31, 2015		56,533
Balance at Dec. 31, 2016	184,270	$ 60,706	208,196	(80,357)	(4,275)	19,790	204,060
Balance (in shares) at Dec. 31, 2016		60,706
Increase (Decrease) in Stockholders' Equity
Net income	1,682			1,682		2,003	3,685
Issuances in relation to exercise of share options	174	$ 31	143				$ 174
Issuances in relation to exercise of share options (in shares)		31					31
Share-based compensation - share options	551		551			1	$ 552
Share-based compensation - long-term incentive plan	1,125		1,125			1	1,126
Share-based compensation	1,676		1,676			2	1,678
Dividend paid to a non-controlling shareholder of a subsidiary						(37)	(37)
Long-term incentive plan-treasury shares acquired and held by Trustee	(1,367)		(1,367)				(1,367)
Transfer between reserves	2,944				2,944	364	3,308
Foreign currency translation adjustments			10	(10)			3,308
Balance at Jun. 30, 2017	$ 189,379	$ 60,737	$ 208,658	$ (78,685)	$ (1,331)	$ 22,122	$ 211,501
Balance (in shares) at Jun. 30, 2017		60,737